Note 7 - Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Details
Effective Income Tax Rate Reconciliation, Percent	13.00%	19.00%	20.00%	17.00%